UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-09086

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS “TD WATERHOUSE FAMILY OF FUNDS, INC.”)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

 (Address of principal executive offices) (Zip code)

Kevin LeBlanc, President, TD Asset Management USA Funds Inc., 31 West 52nd Street, NY, NY 10019

 (Name and address of agent for service)

Registrant’s telephone number, including area code:  212-827-7061

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER (A) — 37.4%
BANKS — 6.4%
Australia & New Zealand Banking Group
0.18%, 2/15/13 (B)	$25,000,000	$24,998,250
Caisse Centrale Desjardins du Quebec
0.20%, 2/20/13 (B)	25,000,000	24,997,361
0.24%, 3/4/13 (B)	25,000,000	24,994,833
Commonwealth Bank of Australia
0.14%, 2/25/13 (B)	25,000,000	24,997,667
0.21%, 2/28/13 (B)	24,000,000	23,996,220
0.20%, 4/8/13 (B)	25,000,000	24,991,063
0.18%, 4/17/13 (B)	25,000,000	24,990,885
		173,966,279
DOMESTIC/FOREIGN BANK SUPPORTED — 3.7%
CPPIB Capital Inc. (GTY: Canada Pension Plan Investment Board)
0.18%, 2/7/13 (B)	25,000,000	24,999,250
0.12%, 2/26/13 (B)	25,000,000	24,997,917
0.18%, 3/26/13 (B)	25,000,000	24,993,375
0.18%, 3/27/13 (B)	25,000,000	24,993,250
		99,983,792
INDUSTRIAL & OTHER COMMERCIAL PAPER — 27.3%
Board of Trustees of The Leland Stanford Junior University
0.17%, 2/22/13	26,000,000	25,997,422
0.15%, 5/16/13	9,000,000	8,996,100
Dean Health Systems Inc.
0.18%, 2/7/13	29,000,000	28,999,130
General Electric Capital Corp.
0.08%, 3/1/13	25,000,000	24,998,444
0.08%, 3/15/13	25,000,000	24,997,667
0.12%, 3/20/13	25,000,000	24,996,083
0.08%, 4/11/13	25,000,000	24,996,167
Harvard University
0.13%, 3/6/13	29,120,000	29,116,530
Old Line Funding LLC
0.22%, 3/18/13 (B)	38,000,000	37,989,550
Procter & Gamble Co.
0.16%, 3/22/13 (B)	25,000,000	24,994,556
Province of British Columbia
0.12%, 4/19/13	37,000,000	36,990,503
Province of Ontario Canada
0.13%, 2/14/13	9,000,000	8,999,578
0.15%, 4/23/13	48,000,000	47,983,800
Province of Quebec Canada
0.14%, 3/19/13 (B)	21,669,000	21,665,124
Trinity Health
0.15%, 2/8/13	19,000,000	18,999,446
0.16%, 2/20/13	30,000,000	29,997,467
0.16%, 4/2/13	25,000,000	24,993,333
0.16%, 4/4/13	26,571,000	26,563,678
University of California
0.18%, 2/5/13	19,000,000	18,999,620
0.17%, 2/11/13	48,000,000	47,997,733
0.16%, 2/21/13	22,000,000	21,998,044
University of Texas Permanent University Funding System
0.18%, 2/4/13	14,700,000	14,700,000
0.17%, 2/19/13	18,000,000	18,000,000
0.12%, 3/4/13	9,000,000	9,000,000
0.13%, 3/20/13	22,000,000	22,000,000
0.13%, 3/21/13	24,000,000	24,000,000
0.16%, 6/6/13	12,000,000	12,000,000
Yale University
0.16%, 2/20/13	24,000,000	23,997,973
0.16%, 3/11/13	10,000,000	9,998,311
0.15%, 3/19/13	8,895,000	8,893,295
0.16%, 4/3/13	17,000,000	16,995,391
0.17%, 5/2/13	24,000,000	23,989,800
		744,844,745
TOTAL COMMERCIAL PAPER		1,018,794,816
MUNICIPAL OBLIGATIONS — 22.3%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (C) (D)	2,000,000	2,000,000
Baton Rouge Parish, Exxon Project, AMT, RB
0.12%, 2/1/13 (D)	9,000,000	9,000,000
Board of Trustees of Michigan State University, TECP
0.15%, 4/19/13	19,175,000	19,175,000
0.14%, 6/4/13	21,000,000	21,000,000
0.14%, 6/5/13	7,600,000	7,600,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 2/7/13 (D)	3,500,000	3,500,000
California State, EFA, Stanford University Project, Ser L, RB
0.05%, 2/6/13 (D)	2,955,000	2,955,000
California State, EFA, TECP
0.09%, 4/18/13	27,282,000	27,282,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (C) (D)	550,000	550,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.08%, 2/6/13 (C) (D)	3,400,000	3,400,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/6/13 (D)	100,000	100,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.08%, 2/1/13 (D)	4,300,000	4,300,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/7/13 (D)	2,970,000	2,970,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 2/1/13 (D)	2,800,000	2,800,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/1/13 (D)	7,800,000	7,800,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/1/13 (D)	$5,600,000	$5,600,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/1/13 (D)	2,500,000	2,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/7/13 (C) (D)	3,030,000	3,030,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.12%, 2/1/13 (D)	14,000,000	14,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 2/1/13 (D)	3,000,000	3,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.09%, 2/7/13 (D)	2,900,000	2,900,000
Connecticut State, HEFA, Yale University Project, Ser Y-3, RB
0.08%, 2/1/13 (D)	10,950,000	10,950,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (D)	57,315,000	57,315,000
Emery County, PCFA, Pacificorp Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.12%, 2/6/13 (D)	3,500,000	3,500,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 2/7/13 (D)	3,350,000	3,350,000
Harris County, IDC, Exxon Project, AMT, RB
0.12%, 2/1/13 (D)	15,300,000	15,300,000
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.11%, 2/6/13 (C) (D)	4,200,000	4,200,000
Illinois State, DFA, American College of Surgeons Project, RB, (LOC: Northern Trust Company)
0.40%, 2/1/13 (D)	6,000,000	6,000,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.09%, 2/6/13 (D)	3,000,000	3,000,000
Kern Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/7/13 (D)	1,962,000	1,962,000
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.09%, 2/1/13 (D)	6,000,000	6,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.09%, 2/1/13 (D)	8,700,000	8,700,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.08%, 2/1/13 (D)	46,000,000	46,000,000
Lower Neches Valley Authority, IDC, Ser B-2, AMT, RB
0.12%, 2/1/13 (D)	15,000,000	15,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP
0.17%, 2/6/13	43,000,000	43,000,000
Michigan State, Building Authority, TECP
0.14%, 3/21/13	40,000,000	40,000,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/6/13 (C) (D)	800,000	800,000
Minnesota State, Office of Higher Education, Ser A, RB, (LOC: U.S. Bank N.A.)
0.18%, 2/7/13 (D)	17,000,000	17,000,000
Missouri State, HEFA, Health Care Project, Ser E, RB, (LOC: PNC Bank N.A.)
0.09%, 2/1/13 (D)	10,200,000	10,200,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (D)	3,000,000	3,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/7/13 (D)	790,000	790,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (D)	2,400,000	2,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.11%, 2/1/13 (D)	15,760,000	15,760,000
New York City, Municipal Water Finance Authority, RB
0.12%, 2/1/13 (D)	25,005,000	25,005,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.08%, 6/1/36 (D)	12,000,000	12,000,000
New York State, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.10%, 2/6/13 (C) (D)	2,800,000	2,800,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.08%, 2/6/13 (D)	2,620,000	2,620,000
New York State, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/6/13 (C) (D)	2,600,000	2,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 2/6/13 (D)	$16,000,000	$16,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 2/6/13 (D)	13,000,000	13,000,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/7/13 (D)	3,360,000	3,360,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/6/13 (D)	3,600,000	3,600,000
Texas State, Veterans Housing Project, GO, (LIQ: JPMorgan Chase Bank, N.A.)
0.18%, 2/6/13 (D)	10,900,000	10,900,000
University of California, Ser Z-1, RB
0.16%, 2/7/13 (D)	10,000,000	10,000,000
University of California, Ser Z-2, RB
0.15%, 2/7/13 (D)	9,000,000	9,000,000
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.11%, 2/7/13 (D)	9,765,000	9,765,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.10%, 2/1/13 (D)	20,000,000	20,000,000
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.10%, 2/6/13 (D)	6,400,000	6,400,000
TOTAL MUNICIPAL OBLIGATIONS		606,739,000
CERTIFICATES OF DEPOSIT — 15.4%
Australia & New Zealand Banking Group, NY
0.37%, 2/11/13	25,000,000	25,001,317
0.17%, 3/11/13	15,000,000	15,000,000
0.52%, 4/11/13	25,000,000	25,000,000
Bank of Montreal, IL
0.20%, 2/5/13	25,000,000	25,000,000
0.16%, 3/28/13	25,000,000	25,000,000
0.16%, 4/29/13	25,000,000	25,000,000
Bank of Nova Scotia, TX
0.63%, 2/22/13	38,000,000	38,008,145
0.31%, 2/28/13	25,000,000	25,000,248
Canadian Imperial Bank of Commerce, NY
0.54%, 2/1/13	25,000,000	25,000,000
0.50%, 2/21/13	25,000,000	25,000,000
0.12%, 2/27/13	25,000,000	25,000,000
0.16%, 3/6/13	25,000,000	25,000,000
National Australia Bank, NY
0.20%, 2/19/13	25,000,000	25,000,000
0.18%, 4/30/13	25,000,000	25,000,000
Royal Bank of Canada, NY
0.53%, 2/1/13	15,000,000	15,000,000
0.42%, 2/1/13	25,000,000	25,000,000
Westpac Banking, NY
0.20%, 2/25/13	25,000,000	25,000,000

TOTAL CERTIFICATES OF DEPOSIT		418,009,710
CORPORATE OBLIGATIONS — 5.7%
BANKS — 1.5%
Bank of New York Mellon Corp. MTN
4.50%, 4/1/13	6,300,000	6,343,719
Commonwealth Bank of Australia
0.86%, 3/19/13 (B) (E)	15,000,000	15,008,958
Royal Bank of Canada MTN
2.10%, 7/29/13	11,475,000	11,576,386
Wachovia Corp. MTN
5.50%, 5/1/13	8,000,000	8,101,936
		41,030,999
DOMESTIC/FOREIGN BANK SUPPORTED — 2.9%
Academy of the New Church (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/1/25 (E)	22,230,000	22,230,000
Corporate Finance Managers Inc., Ser B (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/2/43 (E)	39,970,000	39,970,000
Lauren Co. LLC, Ser 2003 (LOC: Wells Fargo Bank, N.A.)
0.25%, 7/1/33 (B) (E)	215,000	215,000
Net Magan Two LLC (LOC: Wells Fargo Bank, N.A.)
0.20%, 4/1/26 (E)	15,200,000	15,200,000
PCP Investors LLC (LOC: Wells Fargo Bank, N.A.)
0.20%, 12/1/24 (E)	1,300,000	1,300,000
		78,915,000
INDUSTRIAL — 1.3%
General Electric Co.
5.00%, 2/1/13	7,000,000	7,000,000
Wal-Mart Stores
4.55%, 5/1/13	29,500,000	29,805,132
		36,805,132
TOTAL CORPORATE OBLIGATIONS		156,751,131
REGIONAL GOVERNMENT OBLIGATIONS — 5.5%
Export Development Canada
3.50%, 5/16/13	7,312,000	7,382,708
0.35%, 5/24/13 (B)	49,000,000	49,022,526
Province of Manitoba Canada
2.13%, 4/22/13	3,182,000	3,195,729
Province of New Brunswick Canada
7.63%, 2/15/13	33,000,000	33,092,135
Province of Saskatchewan Canada
8.00%, 2/1/13	57,000,000	57,000,000
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		149,693,098

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATION — 1.4%
FEDERAL HOME LOAN BANK — 1.4%
0.16%, 4/18/13 (E)	$38,000,000	$38,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATION		38,000,000
REPURCHASE AGREEMENTS — 12.2%
Counterparty: Bank of Montreal
0.13% dated 1/31/13, due 2/1/13
in the amount of $38,685,140, fully collateralized by a $39,199,700 U.S. Treasury Note, coupon 0.75%, maturity 9/15/13, value $39,458,775	38,685,000	38,685,000
Counterparty: Bank of Nova Scotia
0.13% dated 1/31/13, due 2/1/13
in the amount of $117,509,424, fully collateralized by various U.S. government obligations, par value $24,500,000 - $95,408,000, coupon range 0.00% - 0.45%, maturity range 7/22/13 - 1/15/16, value $119,860,475	117,509,000	117,509,000
Counterparty: RBC Capital Markets Corp.
0.11% dated 1/31/13, due 2/1/13
in the amount of $175,000,535, fully collateralized by a $179,226,300 U.S. Treasury Note, coupon 0.25%, maturity 12/15/15, value $178,500,040	175,000,000	175,000,000
TOTAL REPURCHASE AGREEMENTS		331,194,000

TOTAL INVESTMENTS
(Cost $2,719,181,755)† — 99.9%		2,719,181,755
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,927,539

NET ASSETS — 100.0%		$2,721,109,294

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2013, these securities amounted to $422,845,785 or 15.54% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(D)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(E)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax
DFA — Developmental Finance Authority
EFA — Educational Facilities Authority
GO — General Obligation
GTY — Guarantee
HDA — Housing Development Authority
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
IDA — Industrial Development Authority
IDB — Industrial Development Board
IDC — Industrial Development Corp.
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFH — Multi-Family Housing
MTN — Medium Term Note
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
SLA — Student Loan Authority
TECP — Tax Exempt Commercial Paper

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM U.S. Government Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 68.7%
FANNIE MAE — 19.3%
3.63%, 2/12/13 (A)	$44,424,000	$44,469,788
4.75%, 2/21/13 (A)	35,110,000	35,197,968
1.75%, 2/22/13 (A)	17,500,000	17,516,552
0.75%, 2/26/13 (A)	35,000,000	35,015,013
4.38%, 3/15/13 (A)	24,000,000	24,118,353
1.50%, 6/26/13 (A)	20,000,000	20,108,541
		176,426,215
FANNIE MAE, DISCOUNT NOTE — 7.9%
0.06%, 3/7/13 (A) (B)	25,000,000	24,998,583
0.09%, 3/13/13 (A) (B)	30,000,000	29,997,167
0.10%, 4/3/13 (A) (B)	17,000,000	16,997,264
		71,993,014
FEDERAL FARM CREDIT BANK — 1.1%
0.18%, 4/16/13 (C)	10,000,000	9,999,798

FEDERAL HOME LOAN BANK — 18.1%
0.16%, 2/1/13	5,000,000	5,000,000
3.38%, 2/27/13	8,000,000	8,018,274
0.23%, 4/17/13	7,500,000	7,499,871
0.16%, 4/18/13	50,000,000	50,003,557
0.16%, 4/18/13 (C)	25,000,000	25,000,000
0.15%, 5/15/13 (C)	12,125,000	12,124,474
0.24%, 5/16/13	12,500,000	12,500,452
0.16%, 5/21/13 (C)	25,000,000	25,000,000
0.15%, 6/13/13 (C)	20,000,000	19,998,894
		165,145,522
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 13.6%
0.13%, 2/15/13 (B)	50,000,000	49,997,569
0.13%, 3/6/13 (B)	19,500,000	19,497,766
0.13%, 3/8/13 (B)	25,000,000	24,996,962
0.12%, 3/13/13 (B)	17,500,000	17,497,667
0.16%, 6/5/13 (B)	12,500,000	12,493,111
		124,483,075
FREDDIE MAC — 2.1%
1.63%, 4/15/13 (A)	19,025,000	19,081,931

FREDDIE MAC, DISCOUNT NOTE — 6.6%
0.08%, 4/8/13 (A) (B)	25,000,000	24,996,333
0.07%, 4/9/13 (A) (B)	25,000,000	24,996,743
0.08%, 4/22/13 (A) (B)	10,000,000	9,998,222
		59,991,298

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		627,120,853
U.S. TREASURY OBLIGATION — 2.7%
U.S. Treasury Bill
0.08%, 5/23/13 (B)	25,000,000	24,993,872

TOTAL U.S. TREASURY OBLIGATION		24,993,872

REPURCHASE AGREEMENTS — 29.0%
Counterparty: Bank of Montreal
0.13% dated 1/31/13, due 2/1/13
in the amount of $34,957,126, fully collateralized by a $35,422,100 U.S. Treasury Note, coupon 0.75%, maturity 9/15/13, value $35,656,209	34,957,000	34,957,000
Counterparty: Bank of Nova Scotia
0.13% dated 1/31/13, due 2/1/13
in the amount of $90,000,325, fully collateralized by various U.S. government obligations, par value $685,000 - $20,250,000, coupon range 0.75%-3.25%, maturity range 1/30/17-11/2/20, value $91,801,035	90,000,000	90,000,000
Counterparty: RBC Capital Markets Corp.
0.11% dated 1/31/13, due 2/1/13
in the amount of $140,000,428, fully collateralized by a $141,630,900 U.S. Treasury Note, coupon 1.00%, maturity 1/15/14, value $142,800,062	140,000,000	140,000,000
TOTAL REPURCHASE AGREEMENTS		264,957,000

TOTAL INVESTMENTS
(Cost $917,071,725)† — 100.4%		917,071,725
OTHER ASSETS AND LIABILITIES, NET — (0.4)%		(3,787,197)
NET ASSETS — 100.0%		$913,284,528

†	For Federal tax purposes, the Portfolio's aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date.

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 93.5%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.29%, 2/7/13 (A)	$4,650,000	$4,650,000

ARIZONA — 1.4%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 2/1/13 (A)	12,870,000	12,870,000

CALIFORNIA — 10.3%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 2/7/13 (A)	2,700,000	2,700,000
California State, EFA, TECP
0.14%, 2/14/13	28,600,000	28,600,000
0.09%, 4/18/13	4,000,000	4,000,000
California State, HFA, Home Mortgage Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (A)(B)	1,600,000	1,600,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.10%, 2/6/13 (A)	13,420,000	13,420,000
California State, HFA, MFH Project, Ser F, RB, (LOC: Fannie Mae)
0.08%, 2/6/13 (A)(B)	2,140,000	2,140,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 2/1/13 (A)	5,000,000	5,000,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/1/13 (A)	240,000	240,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.08%, 2/1/13 (A)	2,000,000	2,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.09%, 2/7/13 (A)	8,100,000	8,100,000
Los Angeles County, Leasing Authority, TECP
0.11%, 2/1/13	5,000,000	5,000,000
0.10%, 2/11/13	13,500,000	13,500,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (A)	7,100,000	7,100,000
		93,400,000
COLORADO — 0.6%
Boulder County, Housing Authority, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.20%, 2/7/13 (A)	995,000	995,000
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation, Ser F-2, RB, (LOC: Northern Trust Company)
0.12%, 2/1/13 (A)	2,080,000	2,080,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.15%, 2/7/13 (A)	1,900,000	1,900,000
Colorado State, Housing & Finance Authority, Warneke Paper Box Co. Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 2/7/13 (A)	300,000	300,000
		5,275,000
CONNECTICUT — 2.1%
Connecticut State, HEFA, TECP
0.12%, 4/3/13	6,990,000	6,990,000
Connecticut State, HEFA, Yale University Project, Ser V-2, RB
0.09%, 2/1/13 (A)	2,000,000	2,000,000
Connecticut State, HEFA, Yale University Project, Ser X-2, RB
0.09%, 2/7/13 (A)	8,690,000	8,690,000
Connecticut State, HEFA, Yale University Project, Ser Y-2, RB
0.06%, 2/1/13 (A)	1,200,000	1,200,000
		18,880,000
FLORIDA — 2.0%
Alachua County, Housing Finance Authority, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/6/13 (A)(B)	6,910,000	6,910,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/6/13 (A)(B)	2,300,000	2,300,000
Miami-Dade County School District, TRAN
2.50%, 2/28/13	9,000,000	9,015,279
		18,225,279
GEORGIA — 4.7%
Douglas County, Development Authority, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/7/13 (A)	4,100,000	4,100,000
Main Street Natural Gas Inc., Ser A, RB, (LIQ: Royal Bank of Canada)
0.10%, 2/7/13 (A)	20,000,000	20,000,000
Metropolitan Atlanta Rapid Transit Authority, TECP
0.17%, 2/6/13	5,000,000	5,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.10%, 2/6/13 (A)	12,500,000	12,500,000
		41,600,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IDAHO — 0.7%
Idaho State, TRAN
2.00%, 6/28/13	$6,250,000	$6,295,199

ILLINOIS — 6.7%
Chicago, Ser D-1, GO, (LOC: Bank of Montreal)
0.12%, 2/1/13 (A)	5,200,000	5,200,000
Chicago, Ser D-2, GO, (LOC: Northern Trust Company)
0.12%, 2/1/13 (A)	5,100,000	5,100,000
Illinois State, EFA, Adler Planetarium Project, RB, (LOC: PNC Bank N.A.)
0.11%, 2/6/13 (A)	6,200,000	6,200,000
Illinois State, EFA, TECP
0.14%, 3/5/13	12,075,000	12,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.08%, 2/7/13 (A)	1,800,000	1,800,000
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.10%, 2/7/13 (A)	3,700,000	3,700,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.10%, 2/7/13 (A)	11,345,000	11,345,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser G, RB, (LOC: Bank of Montreal)
0.10%, 2/7/13 (A)	5,000,000	5,000,000
Illinois State, Finance Authority, Rush University Medical Center Project, Ser A, RB, (LOC: Northern Trust Company)
0.10%, 2/7/13 (A)	3,600,000	3,600,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.14%, 2/7/13 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.27%, 2/6/13 (A)	3,630,000	3,630,000
		59,750,000
INDIANA — 1.0%
Indiana State, DFA, Sheet Metal Workers Local 20, RB, (LOC: U.S. Bank, N.A.)
0.25%, 2/7/13 (A)	425,000	425,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.10%, 2/7/13 (A)	2,700,000	2,700,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.11%, 2/6/13 (A)	4,000,000	4,000,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/6/13 (A)	3,000,000	3,000,000
		10,125,000
IOWA — 1.4%
Iowa State, Finance Authority, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/7/13 (A)	6,950,000	6,950,000
Iowa State, Finance Authority, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.25%, 2/7/13 (A)	910,000	910,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/7/13 (A)	4,280,000	4,280,000
		12,140,000
KENTUCKY — 0.3%
Williamstown, League of Cities Funding Trust, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.10%, 2/1/13 (A)	2,985,000	2,985,000

MARYLAND — 3.9%
Johns Hopkins University, TECP
0.15%, 2/5/13	11,200,000	11,200,000
0.14%, 3/4/13	17,141,000	17,141,000
0.17%, 4/4/13	7,455,000	7,455,000
		35,796,000
MASSACHUSETTS — 1.0%
Massachusetts State, HEFA, TECP
0.07%, 2/5/13	5,100,000	5,100,000
0.10%, 3/6/13	4,000,000	4,000,000
		9,100,000
MICHIGAN — 10.3%
Board of Trustees of Michigan State University, TECP
0.14%, 6/5/13	17,000,000	17,000,000
Michigan State, Building Authority, TECP
0.14%, 3/21/13	10,000,000	10,000,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.12%, 2/7/13 (A)	8,100,000	8,100,000
Michigan State, HDA, Ser B, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/6/13 (A)(B)	12,500,000	12,500,000
Michigan State, HFA, TECP
0.14%, 6/4/13	24,000,000	24,000,000
University of Michigan, Ser B, RB
0.09%, 2/1/13 (A)	3,500,000	3,500,000
University of Michigan, TECP
0.14%, 4/2/13	8,000,000	8,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Wayne County, Airport Authority, Detroit Metropolitan Wayne Airport Project, Ser E-2, AMT, RB, (LOC: PNC Bank N.A.)
0.10%, 2/6/13 (A)	$9,600,000	$9,600,000
		92,700,000
MINNESOTA — 4.6%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.10%, 2/7/13 (A)	7,200,000	7,200,000
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.10%, 2/7/13 (A)	10,750,000	10,750,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 2/7/13 (A)	23,985,000	23,985,000
		41,935,000
MISSOURI — 5.4%
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.10%, 2/6/13 (A)	7,000,000	7,000,000
Missouri State, HEFA, Lutheran Senior Services Project, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	13,650,000	13,650,000
Missouri State, HEFA, TECP
0.11%, 2/4/13	17,000,000	17,000,000
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/6/13 (A)	11,000,000	11,000,000
		48,650,000
NEW JERSEY — 0.1%
New Jersey State, EDA, Accurate Box Company Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/7/13 (A)	635,000	635,000

NEW MEXICO — 3.4%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/7/13 (A)	22,000,000	22,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/7/13 (A)	8,400,000	8,400,000
		30,400,000
NEW YORK — 5.0%
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/1/13 (A)	5,000,000	5,000,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/6/13 (A)(B)	2,500,000	2,500,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.08%, 2/1/13 (A)	2,500,000	2,500,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (A)	2,400,000	2,400,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.08%, 2/6/13 (A)	2,000,000	2,000,000
New York State, Housing Finance Agency, Gotham West Project, Ser A-1, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/6/13 (A)	8,000,000	8,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	5,460,000	5,460,000
New York State, Power Authority, TECP
0.09%, 2/12/13	1,000,000	1,000,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	4,000,000	4,008,480
Port Authority of New York and New Jersey, TECP
0.15%, 5/8/13	12,590,000	12,590,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.11%, 2/1/13 (A)	100,000	100,000
		45,558,480
OHIO — 5.4%
Allen County, Ohio Hospital Facilities, Catholic Healthcare Project, Ser D, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (A)	6,800,000	6,800,000
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	13,000,000	13,000,000
Franklin County, Health Care, Ohio Presbyterian Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	7,000,000	7,000,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.12%, 2/1/13 (A)	1,500,000	1,500,000
Ohio State, Air Quality Development Authority, Firstenergy Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.12%, 2/1/13 (A)	2,985,000	2,985,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.12%, 2/1/13 (A)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Ohio State, Water Development Authority, Firstenergy Project, Ser S, AMT, RB, (LOC: Bank of Nova Scotia)
0.06%, 2/1/13 (A)	$5,000,000	$5,000,000
Parma, Hospital Improvement, Parma Community General Hospital Project, Ser A, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	10,450,000	10,450,000
		48,735,000
OREGON — 1.0%
Oregon State, Ser A, TRAN
2.00%, 6/28/13	9,000,000	9,065,813

PENNSYLVANIA — 2.7%
Beaver County, IDA, Firstenergy Project, Ser B, RB, (LOC: Bank of Nova Scotia)
0.12%, 2/1/13 (A)	5,000,000	5,000,000
Beaver County, IDA, Firstenergy Project, AMT, RB, (LOC: Bank of Nova Scotia)
0.06%, 2/1/13 (A)	5,000,000	5,000,000
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (A)	10,000,000	10,000,000
Philadelphia, Authority for Industrial Development, Ser B-3, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	5,325,000	5,325,000
		25,325,000
TEXAS — 8.3%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 2/7/13 (A)	10,000,000	10,000,000
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 2/7/13 (A) (C)	13,000,000	13,000,000
Gulf Coast, Waste Disposal Authority, Exxon Mobil Project, Ser B, AMT, RB
0.12%, 2/1/13 (A)	1,400,000	1,400,000
Harris County, Cultural Education Facilities Finance Corp., Hermann Health Project, Ser D-3, RB, (LOC: Northern Trust Company)
0.09%, 2/7/13 (A)	5,000,000	5,000,000
Harris County, TRAN
2.00%, 2/28/13	9,000,000	9,012,229
Houston, TRAN
2.00%, 6/28/13	18,500,000	18,635,297
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.12%, 2/1/13 (A)	1,095,000	1,095,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.09%, 2/6/13 (A)	3,000,000	3,000,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 2/6/13 (A)	4,000,000	4,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.12%, 2/7/13 (A)(B)	5,900,000	5,900,000
University of Texas, Permanent University Funding System, Ser A, RB
0.07%, 2/7/13 (A)	4,900,000	4,900,000
		75,942,526
UTAH — 1.5%
Park City, Ski & Snowboard Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/7/13 (A)	4,260,000	4,260,000
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 2/7/13 (A)	9,300,000	9,300,000
		13,560,000
VERMONT — 3.5%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.11%, 2/7/13 (A)	31,460,000	31,460,000

WASHINGTON — 3.6%
Olympia, Economic Development Corp., Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/7/13 (A)	800,000	800,000
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/7/13 (A)	100,000	100,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A)(B)	9,320,000	9,320,000
Washington State, Housing Finance Commission, Bremerton Senior Living Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A)(B)	6,200,000	6,200,000
Washington State, Housing Finance Commission, Eagle's Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A)(B)	6,365,000	6,365,000
Washington State, Housing Finance Commission, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 2/6/13 (A)	1,525,000	1,525,000
Washington State, Housing Finance Commission, Merrill Gardens Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A)(B)	2,000,000	2,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Municipal Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Washington State, Housing Finance Commission, Oxford Square Apartments Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/7/13 (A)	$2,250,000	$2,250,000
Washington State, Housing Finance Commission, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A)(B)	4,620,000	4,620,000
		33,180,000
WYOMING — 2.1%
Lincoln County, PCFA, Exxon Project, Ser A, AMT, RB
0.09%, 2/1/13 (A)	900,000	900,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.09%, 2/1/13 (A)	3,000,000	3,000,000
Wyoming State, Student Loan Corp., Ser A-2, RB, (LOC: Royal Bank of Canada)
0.10%, 2/7/13 (A)	15,000,000	15,000,000
		18,900,000
TOTAL MUNICIPAL OBLIGATIONS		847,138,297

TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.3%
Freddie Mac, MFC, Ser M001, Cl A
0.16%, 2/7/13 (A) (B)	18,937,434	18,937,434
Freddie Mac, MFC, Ser M002, AMT, RB
0.16%, 2/7/13 (A) (B)	19,418,401	19,418,401
Freddie Mac, MFC, Ser M008, AMT, RB
0.16%, 2/7/13 (A) (B) (C)	9,733,237	9,733,237

TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		48,089,072

TOTAL INVESTMENTS
(Cost $895,227,369)† — 98.8%		895,227,369
OTHER ASSETS AND LIABILITIES, NET — 1.2%		11,009,742

NET ASSETS — 100.0%		$906,237,111

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2013, these securities amounted to $22,733,237 or 2.51% of net assets of the Portfolio. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
Cl — Class
DFA — Development Finance Authority
EDA — Economic Development Authority
EFA — Educational Facilities Authority
GO — General Obligation
HDA — Housing Development Authority
HDC — Housing Development Corp.
HEFA — Health and Education Facilities Authority
HFA — Housing Finance Agency
HFC — Housing Finance Commission
IDA — Industrial Development Authority
IDC — Industrial Development Corp.
IDRB — Industrial Development Revenue Bond
LIQ — Liquidity Agreement
LLC — Limited Liability Company
LOC — Letter of Credit
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 87.7%
CALIFORNIA — 87.7%
ABAG Finance Authority for Nonprofit Corps., Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/7/13 (A) (B)	$6,600,000	$6,600,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.06%, 2/7/13 (B)	16,800,000	16,800,000
California State, EFA, TECP
0.14%, 2/14/13	18,000,000	18,000,000
0.09%, 4/18/13	7,000,000	7,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/6/13 (B)	2,000,000	2,000,000
California State, Health Facilities Financing Authority, Children's Hospital Project, Ser C, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/6/13 (B)	8,100,000	8,100,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB, (LOC: Bank of Montreal)
0.09%, 2/6/13 (B)	6,725,000	6,725,000
0.08%, 2/6/13 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.07%, 2/7/13 (B)	6,150,000	6,150,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.07%, 2/6/13 (B)	9,510,000	9,510,000
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser D, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/6/13 (B)	4,000,000	4,000,000
California State, HFA, MFH Project, Ser B, AMT, RB, (TCLF: Fannie Mae; Freddie Mac)
0.10%, 2/6/13 (B)	5,100,000	5,100,000
California State, HFA, MFH Project, Ser D, RB, (LOC: Fannie Mae)
0.07%, 2/6/13 (A) (B)	595,000	595,000
California State, HFA, MFH Project, Ser E, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (A) (B)	2,400,000	2,400,000
California State, HFA, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (A) (B)	3,100,000	3,100,000
California State, Infrastructure & Economic Development Bank, Buck Institute Age Research Project, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/6/13 (B)	4,900,000	4,900,000
California State, Infrastructure & Economic Development Bank, J Paul Getty Project, Ser A2, RB
0.07%, 2/1/13 (B)	7,915,000	7,915,000
California State, Infrastructure & Economic Development Bank, Nature Kist Snacks Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/7/13 (B)	2,800,000	2,800,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.08%, 2/1/13 (B)	7,800,000	7,800,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.08%, 2/1/13 (B)	4,600,000	4,600,000
California State, MFA, Goodwill Industries-Orange County, RB, (LOC: Wells Fargo Bank, N.A.)
0.15%, 2/7/13 (B)	945,000	945,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.08%, 2/7/13 (B)	2,500,000	2,500,000
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 2/1/13 (B)	400,000	400,000
California State, PCFA, Pacific Gas & Electric Project, Ser C, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/1/13 (B)	100,000	100,000
California State, PCFA, Pacific Gas & Electric Project, Ser E, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/1/13 (B)	2,600,000	2,600,000
California State, PCFA, Pacific Gas & Electric Project, Ser F, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.05%, 2/1/13 (B)	500,000	500,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.08%, 2/1/13 (B)	11,000,000	11,000,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A) (B)	9,600,000	9,600,000
California Statewide, Community Development Authority, Ivy Hill Apartments Project, Ser I, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/7/13 (A) (B)	6,800,000	6,800,000
California Statewide, Community Development Authority, Masters College Project, RB, (LOC: U.S. Bank N.A.)
0.09%, 2/7/13 (B)	2,605,000	2,605,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California Statewide, Community Development Authority, Oakmont Chino Hills, Ser P, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/7/13 (A) (B)	$5,000,000	$5,000,000
California Statewide, Community Development Authority, Pavillion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/7/13 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children's Hospital Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/7/13 (B)	1,000,000	1,000,000
California Statewide, Community Development Authority, RB, (LIQ: Royal Bank of Canada)
0.09%, 2/7/13 (B)	16,500,000	16,500,000
City of Long Beach, TECP
0.18%, 2/8/13	1,000,000	1,000,000
0.20%, 2/15/13	2,000,000	2,000,000
City of Newport Beach, Hoag Memorial Hospital Project, Ser E, RB, (LOC: Northern Trust Company)
0.09%, 2/6/13 (B)	5,000,000	5,000,000
City of Torrance, Torrance Memorial Medical Center, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (B)	5,000,000	5,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, SAB, (LOC: U.S. Bank N.A.)
0.07%, 2/7/13 (B)	1,500,000	1,500,000
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser 1997, SAB, (LOC: State Street Bank & Trust Co.)
0.10%, 2/1/13 (B)	612,000	612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/7/13 (A) (B)	7,300,000	7,300,000
Los Angeles County, Leasing Authority, TECP
0.11%, 2/1/13	12,000,000	12,000,000
0.10%, 2/13/13	7,000,000	7,000,000
Port of Oakland, TECP
0.15%, 2/6/13	7,133,000	7,133,000
San Diego County, COP, (LOC: Northern Trust Company)
0.10%, 2/7/13 (B)	2,350,000	2,350,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (B)	6,900,000	6,900,000
Santa Clara County, El Camino Hospital Facilities Authority, Valley Medical Center Project, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/5/13 (B)	9,350,000	9,350,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 2/6/13 (B)	4,600,000	4,600,000
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.11%, 2/7/13 (B)	1,400,000	1,400,000
Santa Cruz County, Housing Authority, Paloma Del Mar Apartments Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.20%, 2/6/13 (B)	7,700,000	7,700,000
South Placer, Wastewater Authority, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.06%, 2/7/13 (B)	10,800,000	10,800,000
South Placer, Wastewater Authority, Ser B, RB, (LOC: U.S. Bank N.A.)
0.06%, 2/7/13 (B)	4,800,000	4,800,000
Statewide, Community Development Authority, John Muir Health Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.07%, 2/1/13 (B)	1,040,000	1,040,000
Ventura County, TECP
0.13%, 4/10/13	4,000,000	4,000,000
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.08%, 2/6/13 (B)	7,300,000	7,300,000

TOTAL MUNICIPAL OBLIGATIONS		303,830,000
TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.9%
Freddie Mac, MFC, Ser M001, Cl A
0.16%, 2/7/13 (A) (B)	17,739,641	17,739,641
Freddie Mac, MFC, Ser M007, Cl A
0.16%, 2/7/13 (A) (B)	9,787,920	9,787,920
TOTAL TAX-EXEMPT U.S. GOVERNMENT AGENCY OBLIGATIONS		27,527,561
COMMERCIAL PAPER (C) — 5.2%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 5.2%
University of California
0.16%, 2/21/13	8,000,000	7,999,289
0.17%, 3/19/13	10,000,000	10,000,000

TOTAL COMMERCIAL PAPER		17,999,289

TOTAL INVESTMENTS
(Cost $349,356,850)† — 100.8%		349,356,850
OTHER ASSETS AND LIABILITIES, NET — (0.8)%		(2,797,075)

NET ASSETS — 100.0%		$346,559,775

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM California Municipal Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.
(C)	The rate shown is the effective yield at time of purchase.

ABAG — Association of Bay Area Government
AMT — Alternative Minimum Tax
Cl — Class
COP -— Certificate of Participation
EFA — Educational Facilities Authority
GO — General Obligation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
MFA — Municipal Finance Authority
MFC — Multi-Family Certificates
MFH — Multi-Family Housing
N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
SAB — Special Assessment Bond
Ser — Series
TCLF — Temporary Credit Liquidity Facility
TECP — Tax Exempt Commercial Paper

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 101.6%
NEW YORK — 101.6%
Albany, Industrial Development Agency, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A) (B)	$4,020,000	$4,020,000
Dutchess County, Industrial Development Agency, Marist College, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 2/7/13 (B)	1,500,000	1,500,000
Geneva, Housing Finance Authority, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.15%, 2/7/13 (B)	2,025,000	2,025,000
Long Island, Power Authority, Ser 1B, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 2/1/13 (B)	4,300,000	4,300,000
Long Island, Power Authority, TECP
0.16%, 2/6/13	2,831,000	2,831,000
MTA, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/6/13 (B)	8,700,000	8,700,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.09%, 2/1/13 (B)	1,000,000	1,000,000
Nassau County, Interim Finance Authority, Ser C, RB, (LIQ: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (B)	400,000	400,000
Nassau, Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/1/13 (B)	5,000,000	5,000,000
New York City, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.09%, 2/6/13 (A) (B)	7,400,000	7,400,000
New York City, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/6/13 (A) (B)	7,800,000	7,800,000
New York City, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.09%, 2/6/13 (A) (B)	5,000,000	5,000,000
New York City, Industrial Development Agency, MSMC Realty Corp. Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (B)	2,490,000	2,490,000
New York City, Industrial Development Agency, USA Waste Services, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.13%, 2/7/13 (B)	1,400,000	1,400,000
New York City, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.04%, 2/1/13 (B)	250,000	250,000
New York City, Municipal Water Finance Authority, 2nd General, Ser DD-2, RB, (LIQ: CALSTRS/State Street Bank & Trust Co.)
0.08%, 2/1/13 (B)	5,000,000	5,000,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.09%, 2/7/13 (B)	1,200,000	1,200,000
New York City, Municipal Water Finance Authority, Ser B-4, RB
0.10%, 2/1/13 (B)	5,965,000	5,965,000
New York City, Ser A-5, GO, (LIQ: Bank of Nova Scotia)
0.10%, 2/1/13 (B)	1,000,000	1,000,000
New York City, Ser F-6, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (B)	800,000	800,000
New York City, Ser G-4, GO, (LOC: PNC Bank, N.A.)
0.09%, 2/1/13 (B)	3,000,000	3,000,000
New York City, Ser I-6, GO, (LOC: CALSTRS)
0.13%, 2/1/13 (B)	500,000	500,000
New York City, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.10%, 2/1/13 (B)	4,900,000	4,900,000
New York City, Transitional Finance Authority, New York City Recovery Project, Ser 3F, RB
0.11%, 2/1/13 (B)	100,000	100,000
New York City, Transitional Future Tax Secured, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.12%, 2/1/13 (B)	1,805,000	1,805,000
New York City, Transitional Future Tax Secured, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (B)	2,800,000	2,800,000
New York City, Transitional Future Tax Secured, Ser A-5, RB
0.10%, 2/1/13 (B)	2,400,000	2,400,000
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-2, RB, (LOC: Bank of New York Mellon)
0.12%, 2/1/13 (B)	1,300,000	1,300,000
New York State, Dormitory Authority, Columbia University, Ser A, RB
0.08%, 2/6/13 (B)	6,000,000	6,000,000
New York State, Dormitory Authority, Rockefeller University, Ser B, RB
0.09%, 2/7/13 (B)	8,525,000	8,525,000
New York State, Dormitory Authority, TECP
0.16%, 2/1/13	7,000,000	7,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.08%, 2/6/13 (B)	4,000,000	4,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM New York Municipal Money Market Portfolio • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
New York State, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (A) (B)	$2,000,000	$2,000,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/6/13 (A) (B)	3,000,000	3,000,000
New York State, HFA, 240 East 39th Street Project, AMT, RB, (LOC: Freddie Mac)
0.09%, 2/6/13 (A) (B)	1,000,000	1,000,000
New York State, HFA, 345 East 94th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.10%, 2/6/13 (A) (B)	11,700,000	11,700,000
New York State, HFA, 80 Dekalb Avenue Project, Ser A, RB, (LOC: Wachovia Bank, N.A.)
0.08%, 2/6/13 (B)	8,040,000	8,040,000
New York State, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.09%, 2/6/13 (A) (B)	5,000,000	5,000,000
New York State, HFA, Dekalb Ace Project, Ser B, RB, (LOC: Wachovia Bank, N.A.)
0.08%, 2/6/13 (B)	7,900,000	7,900,000
New York State, HFA, Gotham West Project, Ser A-2, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/6/13 (B)	1,200,000	1,200,000
New York State, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.10%, 2/6/13 (A) (B)	3,000,000	3,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (B)	6,000,000	6,000,000
New York State, Power Authority, GO, (LIQ: JPMorgan Chase Bank, N.A., Bank of Nova Scotia, Wells Fargo Bank, N.A., State Street Bank & Trust Co., Bank of New York Mellon)
0.20%, 3/1/13 (B)	5,000,000	5,000,000
New York State, Power Authority, TECP
0.09%, 2/12/13	4,400,000	4,400,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	5,185,000	5,195,992
New York State, Urban Development Corp., State Personal Income Tax Project, Ser A, RB
5.00%, 3/15/13	2,210,000	2,222,368
Port Authority of New York and New Jersey, TECP
0.18%, 3/14/13	7,005,000	7,005,000
0.15%, 5/8/13	2,500,000	2,500,000
Tompkins County, Industrial Development Agency, Civic Facility Cornell Project, Ser A, RB
0.07%, 2/7/13 (B)	4,580,000	4,580,000
Triborough Bridge & Tunnel Authority, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.08%, 2/6/13 (B)	3,035,000	3,035,000
Triborough Bridge & Tunnel Authority, Ser B-2, RB, (LOC: CALSTRS)
0.08%, 2/6/13 (B)	3,855,000	3,855,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.11%, 2/1/13 (B)	1,000,000	1,000,000
Triborough Bridge & Tunnel Authority, Ser B-2C, RB, (LOC: U.S. Bank, N.A.)
0.10%, 2/1/13 (B)	1,000,000	1,000,000
TOTAL MUNICIPAL OBLIGATIONS
(Cost $199,044,360)† — 101.6%		199,044,360
OTHER ASSETS AND LIABILITIES, NET — (1.6)%		(3,082,994)

NET ASSETS — 100.0%		$195,961,366

†	For Federal tax purposes, the Portfolio’s aggregate tax cost is equal to book cost.

(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System
GO — General Obligation
HDC — Housing Development Corporation
HFA — Housing Finance Agency
LIQ — Liquidity Agreement
LOC — Letter of Credit
MTA — Metropolitan Transportation Authority
N.A. — National Association
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Portfolio’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Portfolio’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 29.5%
BANKS — 5.2%
Australia & New Zealand Banking Group
0.18%, 2/15/13 (A) (B)	$2,000,000	$1,999,860
Caisse Centrale Desjardins du Quebec
0.24%, 3/4/13 (A) (B)	2,000,000	1,999,587
Commonwealth Bank of Australia
0.14%, 2/25/13 (A) (B)	1,000,000	999,907
0.21%, 2/28/13 (A) (B)	1,000,000	999,842
0.20%, 4/8/13 (A) (B)	2,000,000	1,999,285
0.18%, 4/17/13 (A) (B)	1,000,000	999,635
		8,998,116
DOMESTIC/FOREIGN BANK SUPPORTED — 2.9%
CPPIB Capital (GTY: Canada Pension Plan Investment Board)
0.18%, 2/7/13 (A) (B)	1,000,000	999,970
0.12%, 2/26/13 (A) (B)	1,000,000	999,917
0.18%, 3/26/13 (A) (B)	1,500,000	1,499,602
0.18%, 3/27/13 (A) (B)	1,500,000	1,499,595
		4,999,084

INDUSTRIAL & OTHER COMMERCIAL PAPER — 21.4%
Board of Trustees of The Leland Stanford Junior University
0.17%, 2/22/13 (A)	2,000,000	1,999,802
0.15%, 5/16/13 (A)	1,000,000	999,567
Dean Health Systems
0.18%, 2/7/13 (A)	1,000,000	999,970
General Electric Capital
0.08%, 3/1/13 (A)	1,000,000	999,938
0.12%, 3/20/13 (A)	3,000,000	2,999,530
0.08%, 4/11/13 (A)	1,000,000	999,847
Harvard University
0.13%, 3/6/13 (A)	1,000,000	999,881
Old Line Funding
0.22%, 3/18/13 (A) (B)	2,000,000	1,999,450
Procter & Gamble
0.16%, 3/22/13 (A) (B)	1,000,000	999,782
Province of British Columbia
0.12%, 4/19/13 (A)	3,000,000	2,999,230
Province of Ontario Canada
0.13%, 2/14/13 (A)	1,000,000	999,953
0.15%, 4/23/13 (A)	2,000,000	1,999,325
Province of Quebec Canada
0.14%, 3/19/13 (A) (B)	1,000,000	999,821
Trinity Health
0.15%, 2/8/13 (A)	1,000,000	999,971
0.16%, 2/20/13 (A)	1,429,000	1,428,879
0.16%, 4/2/13 (A)	1,000,000	999,733
0.16%, 4/4/13 (A)	1,000,000	999,724
University of California
0.18%, 2/5/13 (A)	2,000,000	1,999,960
0.17%, 2/11/13 (A)	2,000,000	1,999,906
University of Texas Permanent University Funding System
0.18%, 2/4/13	1,000,000	1,000,000
0.17%, 2/19/13	2,000,000	2,000,000
0.12%, 3/4/13	1,000,000	1,000,000
0.13%, 3/21/13	1,000,000	1,000,000
Yale University
0.16%, 2/20/13 (A)	1,000,000	999,916
0.15%, 3/19/13 (A)	1,000,000	999,808
0.16%, 4/3/13 (A)	1,000,000	999,729
0.17%, 5/2/13 (A)	1,000,000	999,575
		37,423,297
TOTAL COMMERCIAL PAPER		51,420,497
MUNICIPAL OBLIGATIONS — 14.6%
Board of Trustees of Michigan State University, TECP
0.15%, 4/19/13	2,000,000	2,000,000
0.14%, 6/4/13	1,000,000	1,000,000
0.14%, 6/5/13	2,000,000	2,000,000
California State, EFA, TECP
0.09%, 4/18/13	2,000,000	2,000,000
Illinois State, Finance Authority, Rehab Institute Chicago Project, Ser B, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/7/13 (C)	1,600,000	1,600,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, RB
0.08%, 2/1/13 (C)	3,200,000	3,200,000
Lower Neches Valley Authority, IDC, Exxon-Mobil Project, Ser B, AMT, RB
0.12%, 2/1/13 (C)	1,855,000	1,855,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.08%, 2/6/13 (C)	500,000	500,000
Rhode Island State, SLA, Ser A, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 2/6/13 (C)	2,000,000	2,000,000
Rhode Island State, SLA, Ser B, RB, (LOC: State Street Bank & Trust Co.)
0.14%, 2/6/13 (C)	3,000,000	3,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 2/6/13 (C)	300,000	300,000
University of California, Ser Z-2, RB
0.15%, 2/7/13 (C)	1,000,000	1,000,000
Virginia State, Small Business Financing Authority, Carilion Clinic Obligations Project, Ser B, RB, (LOC: PNC Bank N.A.)
0.10%, 2/1/13 (C)	4,980,000	4,980,000

TOTAL MUNICIPAL OBLIGATIONS		25,435,000
CERTIFICATES OF DEPOSIT — 10.3%
Australia & New Zealand Banking Group, NY
0.37%, 2/11/13	1,000,000	1,000,052
0.17%, 3/11/13	1,000,000	1,000,000
Bank of Montreal, IL
0.20%, 2/5/13	1,500,000	1,500,000
0.16%, 3/28/13	1,000,000	1,000,000
0.16%, 4/29/13	1,500,000	1,500,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Bank of Nova Scotia, TX
0.63%, 2/22/13	$2,000,000	$2,000,429
0.31%, 2/28/13	1,000,000	1,000,010
Canadian Imperial Bank of Commerce, NY
0.54%, 2/1/13	1,000,000	1,000,000
0.50%, 2/21/13	1,000,000	1,000,000
0.12%, 2/27/13	2,000,000	2,000,000
0.16%, 3/6/13	1,000,000	1,000,000
National Australia Bank, NY
0.20%, 2/19/13	1,000,000	1,000,000
0.18%, 4/30/13	1,000,000	1,000,000
Royal Bank of Canada, NY
0.53%, 2/1/13	1,000,000	1,000,000
0.42%, 2/1/13	1,000,000	1,000,000
TOTAL CERTIFICATES OF DEPOSIT		18,000,491
REGIONAL GOVERNMENT OBLIGATIONS — 3.2%
Export Development Canada
0.35%, 5/24/13 (B)	1,000,000	1,000,460
Province of New Brunswick Canada
7.63%, 2/15/13	2,000,000	2,005,590
Province of Saskatchewan Canada
8.00%, 2/1/13	2,550,000	2,550,000
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		5,556,050
CORPORATE OBLIGATIONS — 1.9%
BANKS — 0.8%
Bank of New York Mellon MTN
4.50%, 4/1/13	810,000	815,621
Wachovia MTN
5.50%, 5/1/13	533,000	539,791
		1,355,412
INDUSTRIAL — 1.1%
General Electric
5.00%, 2/1/13	500,000	500,000
Wal-Mart Stores
4.55%, 5/1/13	1,358,000	1,372,046
		1,872,046
TOTAL CORPORATE OBLIGATIONS		3,227,458
U.S. GOVERNMENT AGENCY OBLIGATION — 1.1%
FEDERAL HOME LOAN BANK — 1.1%
0.16%, 4/18/13 (D)	2,000,000	2,000,000
TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
REPURCHASE AGREEMENTS — 39.3%
Counterparty: Bank of Montreal
0.130% dated 1/31/13, due 2/1/13
in the amount of $23,643,085, fully collateralized by a $23,957,600 U.S. Treasury obligation, coupon 0.75%, maturity 9/15/13, value $24,115,939	23,643,000	23,643,000
Counterparty: Bank of Nova Scotia
0.130% dated 1/31/13, due 2/1/13
in the amount of $25,000,090, fully collateralized by various U.S. government obligations, par value $3,278,509 - $17,730,000, coupon range 0.75% - 5.40%, maturity range 1/30/17 - 3/17/21, value $25,500,092	25,000,000	25,000,000
Counterparty: RBC Capital Markets Corp.
0.110% dated 1/31/13, due 2/1/13
in the amount of $20,000,061, fully collateralized by a $19,740,000 U.S. Treasury obligation, coupon 1.50%, maturity 7/31/16, value $20,400,066	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		68,643,000

TOTAL INVESTMENTS
(Cost $174,282,496 ) † — 99.9%		174,282,496
OTHER ASSETS AND LIABILITIES, NET — 0.1%		260,952
NET ASSETS — 100.0%		$174,543,448

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2013, these securities amounted to $18,996,713 or 10.88% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date

AMT — Alternative Minimum Tax
EFA — Educational Facilities Authority
GTY — Guarantee IDC — Industrial Development Corp. LOC — Letter of Credit
MTN — Medium Term Note
N.A. — National Association
RB — Revenue Bond
Ser — Series
SLA — Student Loan Authority TECP — Tax Exempt Commercial Paper

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.9%
ALASKA — 0.6%
Valdez, Marine Terminal, Exxon Pipeline Project, Ser C, RB
0.11%, 2/1/13 (A)	$500,000	$500,000

CALIFORNIA — 12.4%
California State, EFA, TECP
0.14%, 2/14/13	2,800,000	2,800,000
0.09%, 4/18/13	1,000,000	1,000,000
California State, HFA, MFH Project, RB, (LOC: Fannie Mae)
0.08%, 2/6/13 (A) (B)	1,000,000	1,000,000
Irvine Ranch, Water District, Improvement District Project, Ser A, (LOC: U.S. Bank, N.A.)
0.07%, 2/7/13 (A)	700,000	700,000
Los Angeles County, Leasing Authority, TECP
0.11%, 2/1/13	1,020,000	1,020,000
0.10%, 2/11/13	1,500,000	1,500,000
0.10%, 2/13/13	1,000,000	1,000,000
San Francisco City & County, Airports Commission Authority, Ser A-1, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.10%, 2/6/13 (A)	1,000,000	1,000,000
Ventura County, TECP
0.13%, 4/10/13	1,000,000	1,000,000
		11,020,000
CONNECTICUT — 3.0%
Connecticut State, HEFA, TECP
0.12%, 4/3/13	2,000,000	2,000,000
Connecticut State, HEFA, Yale University Project, Ser Y-2, RB
0.06%, 2/1/13 (A)	715,000	715,000
		2,715,000
GEORGIA — 3.9%
Metropolitan Atlanta Rapid Transit Authority, TECP
0.17%, 2/6/13	2,000,000	2,000,000
Monroe County, Development Authority, Oglethorpe Power Corp. Project, RB, (LOC: Bank of Montreal)
0.10%, 2/6/13 (A)	1,500,000	1,500,000
		3,500,000
IDAHO — 0.9%
Idaho State, TRAN
2.00%, 6/28/13	750,000	755,424

ILLINOIS — 7.8%
Chicago Board of Education, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.08%, 2/1/13 (A)	1,000,000	1,000,000
Illinois State, EFA, TECP
0.14%, 3/5/13	3,000,000	3,000,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.08%, 2/7/13 (A)	450,000	450,000
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser F, RB, (LOC: Bank of Montreal)
0.10%, 2/7/13 (A)	2,000,000	2,000,000
Illinois State, Finance Authority, North Park University Project, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.11%, 2/6/13 (A)	500,000	500,000
		6,950,000
INDIANA — 1.7%
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.10%, 2/7/13 (A)	300,000	300,000
Indiana State, Finance Authority, Parkview Health System Project, Ser C, RB, (LOC: PNC Bank N.A.)
0.11%, 2/6/13 (A)	1,250,000	1,250,000
		1,550,000
IOWA — 1.1%
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/7/13 (A)	975,000	975,000

MARYLAND — 3.9%
Johns Hopkins University, TECP
0.14%, 3/4/13	1,000,000	1,000,000
0.17%, 4/4/13	2,500,000	2,500,000
		3,500,000
MASSACHUSETTS — 4.5%
Massachusetts State, HEFA, TECP
0.07%, 2/5/13	4,000,000	4,000,000

MICHIGAN — 8.3%
Board of Trustees of Michigan State University, TECP
0.14%, 6/5/13	1,000,000	1,000,000
Michigan State, Building Authority, TECP
0.14%, 3/21/13	3,440,000	3,440,000
Michigan State, HFA, TECP
0.14%, 6/4/13	1,000,000	1,000,000
University of Michigan, TECP
0.14%, 4/2/13	2,000,000	2,000,000
		7,440,000
MINNESOTA — 1.1%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: Royal Bank of Canada)
0.10%, 2/7/13 (A)	1,000,000	1,000,000

MISSOURI — 4.0%
Missouri State, HEFA, TECP
0.11%, 2/4/13	3,000,000	3,000,000

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
St. Joseph, IDA, Heartland Regional Medical Center Project, Ser A, RB, (LOC: U.S. Bank, N.A.)
0.09%, 2/6/13 (A)	$550,000	$550,000
		3,550,000
NEW MEXICO — 3.4%
New Mexico State, Finance Authority, Ser A-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/7/13 (A)	2,000,000	2,000,000
New Mexico State, Finance Authority, Ser B-1, RB, (LOC: State Street Bank & Trust Co.)
0.07%, 2/7/13 (A)	1,050,000	1,050,000
		3,050,000
NEW YORK — 17.6%
Long Island, Power Authority, Sub-Ser 1B-RMKT, RB, (LOC: State Street Bank & Trust Co.)
0.11%, 2/1/13 (A)	400,000	400,000
New York City, Municipal Water Finance Authority, Ser B-2, RB, (LIQ: Royal Bank of Canada)
0.09%, 2/7/13 (A)	500,000	500,000
New York State, Dormitory Authority, TECP
0.16%, 2/1/13	2,000,000	2,000,000
New York State, Energy Research & Development Authority, Consolidated Edison Co of New York Project, AMT, RB, (LOC: Scotiabank)
0.08%, 2/6/13 (A)	1,500,000	1,500,000
New York State, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.11%, 2/6/13 (A) (B)	2,000,000	2,000,000
New York State, Liberty Development, World Trade Center Project, Ser A-1, RB
0.25%, 5/22/13 (A)	2,000,000	2,000,000
New York State, Power Authority, TECP
0.09%, 2/12/13	3,000,000	3,000,000
New York State, Thruway Authority, Ser A, RB
2.00%, 3/15/13	1,000,000	1,002,120
Port Authority of New York and New Jersey, TECP
0.15%, 5/8/13	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, Ser B-2B, RB, (LOC: CALSTRS)
0.11%, 2/1/13 (A)	300,000	300,000
		15,702,120
OHIO — 3.7%
Cuyahoga County, Metrohealth System Project, RB, (LOC: PNC Bank N.A.)
0.10%, 2/7/13 (A)	1,800,000	1,800,000
Ohio State, Water Development Authority, Firstenergy Project, Ser A, RB, (LOC: Bank of Nova Scotia)
0.12%, 2/1/13 (A)	805,000	805,000
Ohio State, Water Development Authority, RB, (LOC: Bank of Nova Scotia)
0.05%, 2/1/13 (A)	700,000	700,000
		3,305,000
OREGON — 2.8%
Clackamas County, Hospital Facility Authority, Legacy Health Systems, Ser B, RB, (LOC: U.S. Bank, N.A.)
0.10%, 2/6/13 (A)	1,500,000	1,500,000
Oregon State, Ser A, TRAN
2.00%, 6/28/13	1,000,000	1,007,312
		2,507,312
PENNSYLVANIA — 1.7%
Pennsylvania State University, Ser B, RB
0.22%, 6/1/31 (C)	1,500,000	1,500,000

TENNESSEE — 0.9%
Hendersonville, IDB, Windsor Park Project, RB, (LOC: Fannie Mae)
0.11%, 2/6/13 (A) (B)	800,000	800,000

TEXAS — 9.1%
Greater East Texas, Higher Education Authority, Ser B, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.12%, 5/1/35 (C) (D)	1,000,000	1,000,000
0.12%, 5/1/42 (C) (D)	650,000	650,000
Harris County, IDC, AMT, RB
0.04%, 2/1/13 (A)	300,000	300,000
Harris County, TRAN
2.00%, 2/28/13	1,000,000	1,001,359
Houston, TRAN
2.00%, 6/28/13	1,500,000	1,510,970
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.12%, 2/1/13 (A)	1,740,000	1,740,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.09%, 2/6/13 (A)	500,000	500,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.09%, 2/6/13 (A)	400,000	400,000
Tarrant County, Cultural Education Facilities Finance, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.09%, 2/6/13 (A)	1,000,000	1,000,000
		8,102,329

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Municipal Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
UTAH — 1.8%
Utah State, Housing, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.11%, 2/7/13 (A)	$1,600,000	$1,600,000

VERMONT — 1.8%
Vermont State, Student Assistance Authority, Ser B-1, AMT, RB, (LOC: BNY Mellon)
0.11%, 2/7/13 (A)	1,600,000	1,600,000

VIRGINIA — 0.2%
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB, (LOC: Freddie Mac)
0.16%, 2/6/13 (A) (B)	200,000	200,000

WASHINGTON — 2.2%
Washington State, Economic Development Finance Authority, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.14%, 2/7/13 (A)	555,000	555,000
Washington State, Housing Finance Commission, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.13%, 2/7/13 (A) (B)	600,000	600,000
Washington State, Housing Finance Commission, Lake Wash Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.12%, 2/6/13 (A)	800,000	800,000
		1,955,000
WYOMING — 1.5%
Lincoln County, Pacificorp. Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.10%, 2/6/13 (A)	1,000,000	1,000,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.09%, 2/1/13 (A)	300,000	300,000
		1,300,000
TOTAL MUNICIPAL OBLIGATIONS		89,077,185

TOTAL INVESTMENTS
(Cost $89,077,185 ) † — 99.9%		89,077,185
OTHER ASSETS AND LIABILITIES, NET — 0.1%		118,402
NET ASSETS — 100.0%		$89,195,587

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on January 31, 2013. Date shown is the date on which the Fund can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2013, these securities amounted to $1,650,000 or 1.85% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.

AMT — Alternative Minimum Tax
CALSTRS — California State Teachers' Retirement System EFA — Educational Facilities Authority GO — General Obligation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDC — Industrial Development Corp.

LIQ — Liquidity Agreement

LOC — Letter of Credit

MFH — Multi-Family Housing N.A. — National Association
PCFA — Pollution Control Financing Authority
RB — Revenue Bond
Ser — Series
TECP — Tax Exempt Commercial Paper
TRAN — Tax & Revenue Anticipation Note

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional U.S. Government Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 58.9%
FANNIE MAE — 16.3%
3.63%, 2/12/13 (A)	$50,000,000	$50,051,535
4.75%, 2/21/13 (A)	35,110,000	35,197,968
1.75%, 2/22/13 (A)	24,698,000	24,721,320
0.75%, 2/26/13 (A)	40,000,000	40,016,830
1.50%, 6/26/13 (A)	20,000,000	20,108,541
		170,096,194
FANNIE MAE, DISCOUNT NOTE — 8.3%
0.06%, 3/7/13 (A) (B)	25,000,000	24,998,583
0.09%, 3/13/13 (A) (B)	45,000,000	44,995,750
0.10%, 4/3/13 (A) (B)	17,000,000	16,997,264
		86,991,597
FEDERAL FARM CREDIT BANK — 1.4%
0.18%, 2/5/13 (C)	15,000,000	14,999,697

FEDERAL HOME LOAN BANK — 17.7%
0.16%, 2/1/13 to 4/18/13	55,000,000	55,003,557
3.38%, 2/27/13	7,700,000	7,717,589
0.23%, 4/17/13	7,500,000	7,499,871
0.16%, 4/18/13 (C)	25,000,000	25,000,000
0.17%, 5/15/13 (C)	10,000,000	10,000,000
0.15%, 5/15/13 (C)	12,125,000	12,124,474
0.24%, 5/16/13	12,500,000	12,500,452
0.16%, 5/21/13 (C)	25,000,000	25,000,000
0.15%, 6/13/13 (C)	30,000,000	29,998,341
		184,844,284
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 7.1%
0.13%, 3/6/13 (B)	19,500,000	19,497,766
0.13%, 3/8/13 (B)	25,000,000	24,996,962
0.12%, 3/13/13 (B)	17,500,000	17,497,667
0.16%, 6/5/13 (B)	12,500,000	12,493,111
		74,485,506
FREDDIE MAC — 1.9%
1.63%, 4/15/13 (A)	20,000,000	20,059,848

FREDDIE MAC, DISCOUNT NOTE — 6.2%
0.08%, 4/8/13 (A) (B)	25,000,000	24,996,333
0.07%, 4/9/13 (A) (B)	25,000,000	24,996,743
0.08%, 4/22/13 (A) (B)	15,000,000	14,997,333
		64,990,409
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		616,467,535
U.S. TREASURY OBLIGATION — 2.4%
U.S. Treasury Bill
0.08%, 5/23/13 (B)	25,000,000	24,993,872

TOTAL U.S. TREASURY OBLIGATION		24,993,872
REPURCHASE AGREEMENTS — 38.5%
Counterparty: Bank of Montreal
0.130% dated 1/31/13, due 2/1/13
in the amount of $172,241,622, fully collateralized by various U.S. Treasury obligations, par value $40,532,200 - $132,734,400, coupon range 0.75% - 1.25%, maturity range 9/15/13 - 4/15/14, value $175,685,946	172,241,000	172,241,000
Counterparty: Bank of Nova Scotia
0.130% dated 1/31/13, due 2/1/13
in the amount of $90,000,325, fully collateralized by various U.S. government obligations, par value $5,978,000 - $14,315,000, coupon range 0.85% - 2.55%, maturity range 2/24/16 - 10/24/24, value $91,801,324	90,000,000	90,000,000
Counterparty: RBC Capital Markets Corp.
0.110% dated 1/31/13, due 2/1/13
in the amount of $140,000,428, fully collateralized by various U.S. Treasury obligations, par value $46,865,300 - $93,595,000, coupon range 1.00% - 1.50%, maturity range 1/15/14 - 7/31/16, value $142,800,008	140,000,000	140,000,000
TOTAL REPURCHASE AGREEMENTS		402,241,000

TOTAL INVESTMENTS
(Cost $1,043,702,407 ) † — 99.8%		1,043,702,407
OTHER ASSETS AND LIABILITIES, NET — 0.2%		2,167,108
NET ASSETS — 100.0%		$1,045,869,515

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date.

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 62.8%
U.S. Treasury Bills
0.04%, 2/7/13 (A)	$25,000,000	$24,999,825
0.06%, 2/21/13 (A)	25,000,000	24,999,174
0.13%, 2/28/13 (A)	20,000,000	19,998,050
0.10%, 3/7/13 (A)	30,000,000	29,997,308
0.04%, 3/21/13 (A)	30,000,000	29,998,400
0.08%, 3/28/13 (A)	25,000,000	24,996,773
0.18%, 4/4/13 (A)	10,000,000	9,996,866
0.09%, 4/18/13 (A)	25,000,000	24,995,013
0.06%, 4/25/13 (A)	20,000,000	19,997,233
0.07%, 5/2/13 (A)	25,000,000	24,995,812
0.08%, 5/9/13 (A)	20,000,000	19,995,958
0.07%, 5/16/13 (A)	25,000,000	24,994,944
		279,965,356
U.S. Treasury Notes
3.88%, 2/15/13	5,000,000	5,007,033
0.63%, 2/28/13	10,000,000	10,004,135
		15,011,168
TOTAL U.S. TREASURY OBLIGATIONS		294,976,524
REPURCHASE AGREEMENTS — 37.2%
Counterparty: Bank of Nova Scotia
0.120% dated 1/31/13, due 2/1/13
in the amount of $90,000,300, fully collateralized by various U.S. Treasury obligations, par value $3,532,900 - $87,445,600, coupon range 1.375% - 1.875%, maturity range 7/15/13 - 1/31/20, value $91,800,428	90,000,000	90,000,000
Counterparty: Bank of Montreal
0.130% dated 1/31/13, due 2/1/13
in the amount of $59,960,217, fully collateralized by a $60,757,700 U.S. Treasury obligation, coupon 0.75%, maturity 9/15/13, value $61,159,255	59,960,000	59,960,000
Counterparty: RBC Capital Markets Corp.
0.110% dated 1/31/13, due 2/1/13
in the amount of $25,000,076, fully collateralized by a $24,675,000 U.S. Treasury obligation, coupon 1.50%, maturity 7/31/16, value $25,500,083	25,000,000	25,000,000
TOTAL REPURCHASE AGREEMENTS		174,960,000

TOTAL INVESTMENTS
(Cost $469,936,524 ) † — 100.0%		469,936,524
OTHER ASSETS AND LIABILITIES, NET — 0.0%		138,683
NET ASSETS — 100.0%		$470,075,207

†	For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.
(A)	The rate shown is the effective yield at time of purchase.

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CORPORATE OBLIGATIONS — 57.7%
BANKS — 19.7%
Bank of America
7.38%, 5/15/14	$1,534,000	$1,654,535
4.50%, 4/1/15	785,000	835,617
Bank of New York Mellon MTN
2.95%, 6/18/15	325,000	342,625
Bank of Nova Scotia
2.15%, 8/3/16 (A)	430,000	449,823
1.85%, 1/12/15	500,000	511,817
Commonwealth Bank of Australia MTN
3.75%, 10/15/14 (A)	1,000,000	1,048,900
Deutsche Bank MTN
4.88%, 5/20/13	358,000	362,663
JPMorgan Chase
3.70%, 1/20/15	675,000	711,199
3.40%, 6/24/15	1,270,000	1,340,137
JPMorgan Chase MTN
1.10%, 10/15/15	250,000	250,264
National Australia Bank MTN
2.75%, 3/9/17	750,000	787,650
Nordea Bank
1.75%, 10/4/13 (A)	500,000	504,062
PNC Bank
0.80%, 1/28/16	100,000	99,988
PNC Funding
5.40%, 6/10/14	1,475,000	1,568,606
3.00%, 5/19/14	200,000	206,284
Royal Bank of Canada MTN
1.15%, 3/13/15	1,000,000	1,008,968
1.13%, 1/15/14	580,000	584,317
State Street
2.88%, 3/7/16	250,000	266,159
UBS MTN
2.25%, 8/12/13	650,000	656,060
US Bancorp MTN
1.38%, 9/13/13	565,000	567,971
Wells Fargo MTN
3.75%, 10/1/14	1,530,000	1,611,612
1.50%, 7/1/15	825,000	838,136
Westpac Banking
2.45%, 11/28/16 (A)	220,000	231,484
		16,438,877
CONSUMER DISCRETIONARY — 5.8%
Anheuser-Busch InBev Worldwide
5.38%, 11/15/14	1,280,000	1,383,861
0.80%, 7/15/15	500,000	500,967
Comcast
5.90%, 3/15/16	275,000	314,586
5.85%, 11/15/15	250,000	283,352
Comcast Cable Communications
7.13%, 6/15/13	900,000	921,174
Diageo Capital
7.38%, 1/15/14	575,000	611,391
Diageo Capital PLC
1.50%, 5/11/17	150,000	151,228
Home Depot
5.25%, 12/16/13	650,000	677,388
		4,843,947
CONSUMER STAPLES — 3.0%
Coca-Cola
1.50%, 11/15/15	430,000	441,966
CVS Caremark
5.75%, 6/1/17	110,000	130,090
4.88%, 9/15/14	977,000	1,045,334
Kraft Foods
2.63%, 5/8/13	500,000	502,437
Mondelez International Inc.
6.00%, 2/11/13	400,000	400,348
		2,520,175
ENERGY — 4.2%
Apache
6.00%, 9/15/13	870,000	899,101
Canadian Natural Resources
5.15%, 2/1/13	250,000	250,000
ConocoPhillips
4.60%, 1/15/15	1,070,000	1,153,479
Husky Energy
5.90%, 6/15/14	170,000	181,880
Occidental Petroleum
2.50%, 2/1/16	353,000	371,181
1.75%, 2/15/17	150,000	153,044
Shell International Finance
0.63%, 12/4/15	500,000	501,473
		3,510,158
FINANCIALS — 6.5%
Berkshire Hathaway
0.80%, 2/11/16	150,000	150,230
Caterpillar Financial Services MTN
6.20%, 9/30/13	381,000	395,236
ERP Operating
5.13%, 3/15/16 ‡	400,000	446,704
General Electric Capital MTN
2.15%, 1/9/15	775,000	796,630
1.06%, 8/11/15 (B)	1,600,000	1,604,773
1.00%, 1/8/16	500,000	499,798
Metropolitan Life Global Funding I
1.70%, 6/29/15 (A)	500,000	509,917
Simon Property Group
5.10%, 6/15/15 ‡	400,000	440,047
4.20%, 2/1/15 ‡	578,000	613,013
		5,456,348
GAS TRANSMISSION — 3.9%
Kinder Morgan Energy Partners
5.13%, 11/15/14	1,198,000	1,284,182
5.00%, 12/15/13	1,080,000	1,118,266
TransCanada PipeLines
3.40%, 6/1/15	825,000	875,821
		3,278,269
HEALTH CARE — 1.0%
Baxter International
5.90%, 9/1/16	500,000	584,914
1.85%, 1/15/17	200,000	204,822
		789,736

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
INDUSTRIAL — 6.4%
Daimler Finance N.A.
6.50%, 11/15/13	$675,000	$705,033
1.65%, 4/10/15 (A)	1,375,000	1,390,648
1.25%, 1/11/16 (A)	200,000	200,149
Enterprise Products Operating
9.75%, 1/31/14	513,000	557,203
1.25%, 8/13/15	250,000	251,927
General Dynamics
1.38%, 1/15/15	440,000	446,470
Norfolk Southern
5.75%, 1/15/16	250,000	283,713
5.26%, 9/17/14	750,000	804,715
Union Pacific
5.38%, 5/1/14	168,000	177,390
5.13%, 2/15/14	350,000	366,137
4.88%, 1/15/15	120,000	129,311
		5,312,696
MATERIALS — 0.3%
EI du Pont de Nemours
3.25%, 1/15/15	250,000	262,862
TELECOMMUNICATION SERVICES — 4.8%
AT&T
5.10%, 9/15/14	1,000,000	1,070,193
0.80%, 12/1/15	350,000	349,902
Cellco Partnership
5.55%, 2/1/14	1,175,000	1,228,885
Rogers Communications
7.50%, 3/15/15	500,000	568,735
Verizon Communications
2.00%, 11/1/16	800,000	827,967
		4,045,682
UTILITIES — 2.1%
Consolidated Edison Co. of New York
3.85%, 6/15/13	511,000	516,875
Duke Energy Carolinas
5.75%, 11/15/13	430,000	447,906
1.75%, 12/15/16	309,000	315,345
Pacific Gas & Electric
6.25%, 12/1/13	430,000	449,593
		1,729,719
TOTAL CORPORATE OBLIGATIONS		48,188,469
U.S. TREASURY OBLIGATIONS — 21.4%
U.S. Treasury Notes
4.75%, 5/15/14	3,500,000	3,703,711
4.00%, 2/15/15	200,000	215,062
1.38%, 11/30/15	5,600,000	5,754,000
1.00%, 10/31/16	3,550,000	3,604,358
0.38%, 3/15/15	4,575,000	4,583,221
TOTAL U.S. TREASURY OBLIGATIONS		17,860,352
U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS — 16.0%
Fannie Mae, MBS Pools
12.00%, 8/1/16 to 3/01/17 (C)	12,507	12,790
10.00%, 2/1/25 (C)	11,050	12,626
9.50%, 8/1/22 (C)	5,942	6,736
8.50%, 9/1/15 (C)	32,897	35,220
8.00%, 4/1/15 to 1/01/16 (C)	114,968	121,749
7.50%, 7/1/13 to 3/01/31 (C)	170,474	180,901
7.00%, 11/1/14 to 7/01/31 (C)	199,037	216,037
6.50%, 3/1/13 to 11/01/37 (C)	1,821,581	2,021,660
6.00%, 4/1/14 to 9/01/24 (C)	1,033,236	1,129,123
5.50%, 6/1/18 to 6/01/24 (C)	1,359,348	1,459,263
5.00%, 3/1/23 (C)	29,592	31,950
4.50%, 5/1/18 to 1/01/19 (C)	465,704	500,582
4.00%, 5/1/23 (C)	186,149	200,634
3.60%, 1/1/16 (B) (C)	10,321	10,809
Freddie Mac, MBS Pools
12.00%, 7/1/20 (C)	3,260	3,335
9.00%, 6/1/16 to 7/01/30 (C)	13,995	16,852
8.00%, 5/1/15 to 2/01/17 (C)	33,630	35,830
7.00%, 12/1/14 to 7/01/17 (C)	254,767	274,269
6.50%, 6/1/14 to 2/01/19 (C)	53,487	57,103
6.00%, 11/1/17 to 8/01/24 (C)	386,024	419,652
5.50%, 4/1/13 to 2/01/37 (C)	2,203,621	2,384,864
5.00%, 10/1/23 (C)	73,866	79,313
4.50%, 4/1/21 to 1/01/25 (C)	63,422	67,513
Ginnie Mae, MBS Pools
8.00%, 10/15/25	36,889	38,242
7.50%, 9/15/13	77	77
7.00%, 12/15/23 to 12/15/38	880,720	986,404
6.50%, 10/15/13 to 7/15/29	67,048	73,424
6.00%, 2/15/14 to 2/15/32	813,546	889,118
5.50%, 6/15/14 to 10/15/23	1,002,675	1,078,349
4.50%, 11/15/23 to 7/15/24	772,355	841,835
4.00%, 3/15/19	138,155	149,574
TOTAL U.S. GOVERNMENT MORTGAGE BACKED OBLIGATIONS		13,335,834
REGIONAL GOVERNMENT OBLIGATIONS — 2.7%
Province of New Brunswick Canada
6.75%, 8/15/13	860,000	888,896
Province of Nova Scotia Canada
2.38%, 7/21/15	870,000	908,367
Province of Quebec Canada
4.60%, 5/26/15	430,000	470,205
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		2,267,468
MUNICIPAL OBLIGATION — 0.1%
City & County of Honolulu, Hawaii, GO
4.48%, 9/1/17	110,000	124,687

TOTAL MUNICIPAL OBLIGATION		124,687

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund • Schedule of Investments

January 31, 2013 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENT — 1.5%
Counterparty: Bank of Montreal
0.130% dated 1/31/13, due 2/1/13 in the amount of $1,219,005, fully collateralized by a $1,308,200 U.S. Treasury obligation, coupon 0.75%, maturity 9/15/13, value $1,316,846	$1,291,000	$1,291,000
TOTAL REPURCHASE AGREEMENT		1,291,000

TOTAL INVESTMENTS
(Cost $82,279,018 ) † — 99.4%		83,067,810
OTHER ASSETS AND LIABILITIES, NET — 0.6%		473,362
NET ASSETS — 100.0%		$83,541,172

†	At January 31, 2013, the tax basis cost of the Fund's investments was $82,279,018 and the unrealized appreciation and depreciation were $841,845 and $(53,053), respectively.
(A)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2013, these securities amounted to $4,334,983 or 5.19% of net assets of the Fund. These securities have been deemed liquid by the Board of Directors.
(B)	Variable rate security. The rate shown is the current rate on January 31, 2013. Date shown represents the final maturity date.
(C)	The Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
‡	Real Estate Investment Trust

GO — General Obligation
MBS— Mortgage Backed Security
MTN — Medium Term Note
N.A. — National Association
PLC — Public Limited Company

As of January 31, 2013, all the investments are classified as Level 2. For the period ended January 31, 2013, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin LeBlanc, President

Date	March 26, 2013

By (Signature and Title)*	/s/ Eric Kleinschmidt, Treasurer

Date	March 26, 2013

* Print the name and title of each signing officer under his or her signature.